Pacer US Cash Cows 100 ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 11.0%
AT&T, Inc.	13,937,951	$365,313,696
Comcast Corp. - Class A	12,901,918	383,832,060
Live Nation Entertainment, Inc. (a)(b)	636,028	92,510,272
Omnicom Group, Inc. (b)	1,266,946	97,605,520
Pinterest, Inc. - Class A (a)	2,338,996	51,761,981
Verizon Communications, Inc.	8,451,594	376,264,965
Versant Media Group, Inc. (a)	515,517	16,795,544
Walt Disney Co.	3,349,536	377,827,661
Warner Bros Discovery, Inc. (a)	8,860,942	244,030,343
		2,005,942,042

Consumer Discretionary - 11.4%
Airbnb, Inc. - Class A (a)	2,040,551	263,986,083
Aptiv PLC (a)	1,294,174	98,033,681
Best Buy Co., Inc.	1,138,636	74,125,204
Booking Holdings, Inc.	67,878	339,514,896
Carnival Corp. (a)(b)	6,296,670	189,026,033
DR Horton, Inc. (b)	1,157,186	172,235,564
eBay, Inc.	1,187,028	108,280,694
Expedia Group, Inc. (b)	636,169	168,482,998
Ford Motor Co. (b)	27,068,774	375,714,583
Lululemon Athletica, Inc. (a)	342,960	59,846,520
NVR, Inc. (a)	9,637	73,585,530
PulteGroup, Inc. (b)	701,826	87,791,414
Williams-Sonoma, Inc. (b)	343,528	70,303,005
		2,080,926,205

Consumer Staples - 10.8%
Altria Group, Inc. (b)	6,075,976	376,649,752
Archer-Daniels-Midland Co. (b)	4,455,217	299,880,656
Church & Dwight Co., Inc. (b)	674,905	64,959,606
Colgate-Palmolive Co.	2,465,281	222,590,222
Constellation Brands, Inc. - Class A (b)	724,065	113,460,986
Dollar General Corp.	985,706	141,379,812
Dollar Tree, Inc. (a)	731,980	86,073,528
General Mills, Inc.	2,546,040	117,779,810
Hershey Co.	563,551	109,751,557
Target Corp. (b)	1,824,550	192,435,289
The Kraft Heinz Co. (b)	8,339,206	197,972,750
US Foods Holding Corp. (a)	725,499	60,666,226
		1,983,600,194

Energy - 17.8%
Chevron Corp.	2,351,405	415,963,544
ConocoPhillips (b)	3,764,598	392,384,049
Coterra Energy, Inc.	2,948,714	85,070,399
Devon Energy Corp.	4,293,589	172,645,214
Diamondback Energy, Inc. (b)	1,847,967	302,974,190
EOG Resources, Inc. (b)	1,932,140	216,650,858
EQT Corp.	2,280,561	131,656,786
Exxon Mobil Corp.	3,026,489	427,945,545
Halliburton Co.	3,674,079	123,155,128
Marathon Petroleum Corp. (b)	1,254,572	221,043,041
Occidental Petroleum Corp.	5,005,076	227,180,400
SLB Ltd.	5,613,307	271,571,793
TechnipFMC PLC	1,867,739	104,070,417
Valero Energy Corp. (b)	904,340	164,074,406
		3,256,385,770

Health Care - 22.1%
Amgen, Inc.	1,068,140	365,175,703
Biogen, Inc. (a)	695,986	125,200,922
Bristol-Myers Squibb Co.	6,763,258	372,317,353
Cardinal Health, Inc.	1,251,727	268,971,098
Cencora, Inc.	527,870	189,621,461
DexCom, Inc. (a)	904,479	66,063,146
Gilead Sciences, Inc.	2,906,703	412,606,491
HCA Healthcare, Inc.	724,702	353,850,246
Illumina, Inc. (a)(b)	429,477	62,192,564
Incyte Corp. (a)	637,725	63,817,141
Labcorp Holdings, Inc.	298,195	80,965,906
McKesson Corp.	414,953	344,913,083
Merck & Co., Inc. (b)	3,536,958	390,020,359
Pfizer, Inc.	13,536,326	357,900,459
Quest Diagnostics, Inc.	425,794	79,636,252
Regeneron Pharmaceuticals, Inc.	302,012	223,926,797
ResMed, Inc. (b)	382,005	98,675,712
Tenet Healthcare Corp. (a)(b)	399,037	75,529,723
United Therapeutics Corp. (a)	127,428	59,826,172
Zimmer Biomet Holdings, Inc. (b)	669,139	58,261,933
		4,049,472,521

Industrials - 10.0%
Copart, Inc. (a)(b)	2,036,498	82,641,089
Delta Air Lines, Inc. (b)	2,560,918	168,738,887
Expeditors International of Washington, Inc. (b)	341,856	54,881,562
Fortive Corp.	1,149,660	60,713,545
General Dynamics Corp.	797,498	279,993,573
Leidos Holdings, Inc.	413,913	77,931,540
PACCAR, Inc.	1,618,283	198,903,163
Snap-On, Inc.	164,964	60,394,970
SS&C Technologies Holdings, Inc.	798,152	65,360,667
Uber Technologies, Inc. (a)	3,858,343	308,860,357
United Airlines Holdings, Inc. (a)	1,976,052	202,189,641
United Parcel Service, Inc. - Class B	2,590,257	275,137,098
		1,835,746,092

Information Technology - 13.1%
Accenture PLC - Class A	1,321,752	348,466,697
Adobe, Inc. (a)	1,017,552	298,397,124
Cognizant Technology Solutions Corp. - Class A	1,835,847	150,649,605
Flex Ltd. (a)	1,064,461	67,103,621
Gartner, Inc. (a)	295,212	61,879,387
Gen Digital, Inc.	2,676,584	64,211,250
GlobalFoundries, Inc. (a)(b)	1,526,614	64,423,111
GoDaddy, Inc. - Class A (a)	667,809	67,128,161
HP, Inc.	6,120,099	118,974,725
Jabil, Inc.	297,203	70,493,580
NetApp, Inc.	797,219	76,812,051
ON Semiconductor Corp. (a)	1,393,963	83,484,444
Qnity Electronics, Inc.	589,000	56,650,020
QUALCOMM, Inc.	2,015,679	305,556,780
salesforce.com, Inc.	1,352,270	287,073,398
Twilio, Inc. - Class A (a)	345,130	41,574,360
Workday, Inc. - Class A (a)	655,607	115,144,257
Zoom Communications, Inc. - Class A (a)	1,273,634	117,301,691
		2,395,324,262

Materials - 3.6%
Corteva, Inc. (b)	2,247,848	163,643,334
DuPont de Nemours, Inc.	1,739,032	76,378,286
Newmont Goldcorp Corp.	3,812,657	428,352,014
		668,373,634
TOTAL COMMON STOCKS (Cost $16,832,289,913)		18,275,770,720

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.4%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (c)	252,825,870	252,825,870
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $252,825,870)		252,825,870

TOTAL INVESTMENTS - 101.2% (Cost $17,085,115,783)		18,528,596,590
Liabilities in Excess of Other Assets - (1.2)%		(213,447,776)
TOTAL NET ASSETS - 100.0%		$18,315,148,814

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $247,393,051.
(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer US Cash Cows 100 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$18,275,770,720	$–	$–	$18,275,770,720
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	252,825,870
Total Investments	$18,275,770,720	$–	$–	$18,528,596,590

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $252,825,870 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.